Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Related Party [Abstract]
Salaries and benefits	$ 688	$ 1,308	$ 2,166	$ 3,589
Share-based compensation	845	1,108	2,554	3,245
Compensation expense	$ 1,533	$ 2,416	$ 4,720	$ 6,834